Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Bank's Provisions

The following table summarizes the Bank’s provisions.

Provisions
(millions of Canadian dollars)
	Restructuring	Litigation and Other [1]	Total
Balance as at October 31, 2019	$241	$269	$510
Impact on adoption of IFRS 16[2]	(75)	–	(75)
Balance as at November 1, 2019	166	269	435
Additions	–	332	332
Amounts used	(70)	(194)	(264)
Release of unused amounts	(16)	(33)	(49)

Foreign currency translation adjustments and other	10	18	28

Balance as at October 31, 2020, before allowance for credit losses for off-balance sheet instruments	$90	$392	$482

Add: Allowance for credit losses for off-balance sheet instruments[3]			1,087
Balance as at October 31, 2020			$1,569

[1]	Includes onerous contracts for non-lease payments including taxes and estimated operating expenses which are included in Occupancy, including depreciation on the Consolidated Statement of Income.
[2]	Upon adoption of IFRS 16, provisions for onerous lease contracts were adjusted against the ROU assets. Refer to Notes 4 and 15 for further details.
[3]	Refer to Note 8 for further details.

Summary of Credit Instruments

Credit Instruments
(millions of Canadian dollars)		As at
	October 31 2020	October 31 2019
Financial and performance standby letters of credit	$30,849	$26,887
Documentary and commercial letters of credit	107	107
Commitments to extend credit[1]
Original term-to-maturity of one year or less	66,902	56,676

Original term-to-maturity of more than one year	166,142	150,170
Total	$264,000	$233,840

[1]	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged

Details of assets pledged against liabilities and collateral assets held or repledged are shown in the following table:

Sources and Uses of Pledged Assets and Collateral[1]
(millions of Canadian dollars)		As at
	October 31 2020	October 31 2019
Sources of pledged assets and collateral
Bank assets
Cash and due from banks	$1,894	$820
Interest-bearing deposits with banks	3,639	4,918
Loans	112,190	87,415
Securities	102,999	85,574

Other assets	642	850

	221,364	179,577
Third-party assets[2]
Collateral received and available for sale or repledging	319,817	274,775

Less: Collateral not repledged	(93,647)	(62,893)

	226,170	211,882

	447,534	391,459
Uses of pledged assets and collateral[3]
Derivatives	12,002	11,468
Obligations related to securities sold under repurchase agreements	171,825	120,572
Securities borrowing and lending	101,826	105,255
Obligations related to securities sold short	32,770	28,402
Securitization	32,513	32,024
Covered bond	41,434	41,937
Clearing systems, payment systems, and depositories	8,976	8,338
Foreign governments and central banks	1,148	1,167

Other	45,040	42,296
Total	$447,534	$391,459

[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current year.
[2]	Includes collateral received from reverse repurchase agreements, securities borrowing, margin loans, and other client activity.
[3]	Includes $56.2 billion of on-balance sheet assets that the Bank has pledged and that the counterparty can subsequently repledge as at October 31, 2020 (October 31, 2019 – $45.9 billion).